Stockholders' Deficit (Details Textual 1) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 09, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 09, 2016
Stockholders' Deficit (Textual)
Warrants issued		1,198,271		1,198,271
Employee Stock Option [Member]
Stockholders' Deficit (Textual)
Compensation and consulting expense related to stock options		$ 66,502	$ 66,823	$ 265,113	$ 198,290
Total unrecognized compensation and consulting expense related to unvested stock options		$ 286,442		$ 353,265
Weighted average period share-based compensation expense		2 years		2 years
Warrant [Member]
Stockholders' Deficit (Textual)
Warrants issued						500,000
Warrants exercisable term						5 years
Warrants exercise price						$ 0.01
Warrants outstanding						$ 180,000
Securities Purchase Agreement [Member]
Stockholders' Deficit (Textual)
Convertible note, description	The Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100 shares of the Company’s common stock at an exercise price of $350, as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $350.
Security purchase agreement, description	On December 20, 2017 an additional 200 warrants were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 300, warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights (See Note9). The warrant includes an anti-dilution clause that was triggered on June 4, 2018. On June 4, 2018 an unrelated convertible note holder became entitled to convert their note into common shares at a 60% discount to the stock’s market price. The anti-dilution provision trigger in the warrant agreement entitled Crown Bridge to exercise its warrants under a formula that increased the number of common shares to 31,250 at a price of $3.60 per share. Due to the fact that the number of shares and exercise price can change due to market changes in the price of the common stock the Company has concluded to treat the warrants as derivatives and to revalue that derivative at each reporting date. Therefore a derivative liability of $261,484 with a charge to additional paid in capital was recorded on June 4, 2018. As of December 31, 2019, the warrant was revalued and the warrant holder is entitled to exercise its warrants for 1,197,771 common shares and the related derivative liability is $119,747.
Securities Purchase Agreement [Member] | Warrant [Member]
Stockholders' Deficit (Textual)
Convertible note, description	The Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100 shares of the Company's common stock at an exercise price of $350 as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $350. On December 20, 2017 an additional 200 warrants were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 300 warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights